Related Party Balances and Transactions (Details)		12 Months Ended
	Mar. 07, 2017	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2019 USD ($)
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party		¥ 13,000,000		¥ 6,431,993	$ 952,500
Repayment of debt		129,474,000	$ 18,559,388	14,826,000		¥ 33,800,000
Business acquisition, term	5 years
Payments to acquire business amount		26,805,592	3,842,435	12,710,784	$ 1,920,000	17,967,355	$ 2,690,000
Debt discount, net of accumulated amortization, totaled				11,995,672
Amortization expense related to debt discount, included in finance expenses		11,544,479		5,124,715		4,191,002					$ 1,654,838
Jie Zhao [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party			1,863,479	3,950,000				¥ 161,800,000
Repayment of debt		125,274,000		14,826,000		33,800,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party (in Dollars) | $			17,957,341
Enweiliangzi Investment Co. [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party				4,200,000
Shanghai Junei Internet Co. [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party		¥ 75,500,000	10,822,510
Annual interest rate		7.00%									7.00%
Interest expense related to loan, included in finance expense		¥ 290,208	41,600
Shenzhen Kuxuanyou [Member]
Related Party Balances and Transactions (Details) [Line Items]
Acquire of capital stock, percentage		100.00%									100.00%
Aggregate consideration amount									¥ 113,000,000	$ 17,200,000
Business acquisition, term									6 years	6 years
Shenzhen Yitian [Member]
Related Party Balances and Transactions (Details) [Line Items]
Acquire of capital stock, percentage									100.00%	100.00%
Aggregate consideration amount									¥ 192,000,000	$ 28,000,000
Business acquisition, term									6 years	6 years
Shenzhen Yidian [Member]
Related Party Balances and Transactions (Details) [Line Items]
Acquire of capital stock, percentage									100.00%	100.00%
Aggregate consideration amount									¥ 168,000,000	$ 24,500,000
Business acquisition, term									6 years	6 years
Gao Zhixia [Member]
Related Party Balances and Transactions (Details) [Line Items]
Payments to acquire business amount		¥ 26,805,592	$ 3,842,435	12,710,784		17,967,355
Beijing WiMi [Member] | Shenzhen Kuxuanyou [Member]
Related Party Balances and Transactions (Details) [Line Items]
Payments to acquire business amount		22,480,000		23,120,000		23,000,000
Beijing WiMi [Member] | Shenzhen Yitian [Member]
Related Party Balances and Transactions (Details) [Line Items]
Payments to acquire business amount		56,680,000		33,720,000		25,700,000
Beijing WiMi [Member] | Shenzhen Yidian [Member]
Related Party Balances and Transactions (Details) [Line Items]
Payments to acquire business amount		¥ 17,050,000		¥ 29,350,000		¥ 50,000,000